Nature of business	12 Months Ended
Dec. 31, 2017
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Nature of business
1.	Nature of business

Cronos Group Inc. (“Cronos” or the “Company”), was incorporated under the Business Corporations Act (Ontario) . Cronos is a publicly traded corporation, with its head office located at 720 King Street West, Suite 320, Toronto, Ontario, M5V 2T3. The Company’s common shares are currently listed on the TSX Venture Exchange (“TSX-V”) and Nasdaq Global Market under the trading symbol “CRON”.

Hortican Inc. (“Hortican”), is a wholly owned subsidiary of Cronos, incorporated under the Canada Business Corporations Act (“CBCA “).

Cronos operates two wholly owned Licensed Producers, namely Peace Naturals Project Inc. (“Peace Naturals”), which has production facilities near Stayner, Ontario, and Original BC Ltd. (“OGBC”), which has a production facility in Armstrong, British Columbia. Currently, Cronos sells dry cannabis and cannabis oils under its medical cannabis brand, Peace Naturals.

OGBC was incorporated as In the Zone Produce Ltd. (“In the Zone”) under the Business Corporations Act (British Columbia) and was acquired by Hortican on November 5, 2014. In the Zone changed its name to OGBC on October 16, 2017, and was continued under the CBCA on the same day. OGBC is a licensed producer and seller (“Licensed Producer” ) of medical cannabis pursuant to the provisions of the Controlled Drugs and Substances Act and its Regulations (“CDSA” and its relevant regulation, the Access to Cannabis for Medical Purposes Regulation (“ACMPR”). On February 26, 2014, Health Canada issued an initial cultivation license to OGBC under the ACMPR which has since been amended and supplemented. OGBC’s current license has an effective term from February 28, 2017 to February 28, 2020 and grants OGBC the authority to engage in the production and sale of dried cannabis flower. The license was amended to reflect its name change on October 20, 2017.

Peace Naturals was incorporated under the CBCA , and was acquired by Hortican on September 6, 2016. Peace Naturals is a Licensed Producer pursuant to the provisions of the ACMPR and the CDSA. On October 31, 2013, Health Canada issued an initial license to Peace Naturals for activities related to the production and sale of dried cannabis flower under the ACMPR, which has since been amended and supplemented. Peace Naturals’ current license has an effective term from November 1, 2016 to November 1, 2019 and grants Peace Naturals the authority to engage in, among other things, the production and sale of dried cannabis flower, cannabis resin, cannabis seeds, cannabis plants, and cannabis oils. Additional information on the acquisition of Peace Naturals is provided in Note 6.

Cronos Australia PTY Ltd. (“Cronos Australia”) was incorporated under the Corporations Act 2001 (Australia) on December 6, 2016 by Cronos. Cronos holds 50% of the outstanding shares of Cronos Australia.

Indigenous Roots Inc. and Cronos Indigenous Holdings Inc. were incorporated under the CBCA on February 9, 2017 and March 16, 2017, respectively. Both corporations are wholly owned by Hortican. These two corporations, along with a third party limited partnership, formed Indigenous Roots LP on April 18, 2017.

Cronos Global Holdings Inc. (“Cronos Global”) was incorporated under the CBCA on April 25, 2017 by Hortican. Cronos Global will be the holding company for the Company’s future global operations.